Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per ordinary share	$ 0.970	$ 0.855	$ 0.755
Unrealized (loss) gain on derivatives, net of tax	$ (26,608)	$ 24,508	$ 12,514
Unrealized (loss) gain on short-term interest-bearing investments, net of tax	(1,592)	(410)	568
Unrealized (loss) on defined benefit plan, net of tax	$ (4,531)	$ (5,308)	$ (6,987)